FINANCIAL INSTRUMENTS (Commitments to buy and sell foreign currencies) (Details) - Foreign currency risk - Cash flow hedges
€ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)	Jan. 02, 2022 GBP (£)	Jan. 02, 2022 EUR (€)	Jan. 02, 2022 CAD ($)	Jan. 02, 2022 AUD ($)	Jan. 02, 2022 MXN ($)	Jan. 03, 2021 GBP (£)	Jan. 03, 2021 EUR (€)	Jan. 03, 2021 CAD ($)	Jan. 03, 2021 AUD ($)	Jan. 03, 2021 MXN ($)
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 141,526	$ 145,929
Financial assets, carrying value	3,357	1,654
Financial liabilities, carrying value	(166)	(5,670)
Net financial assets (liabilities)	$ 3,191	$ (4,016)
Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity
Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity
Sell GBP/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 36,834	$ 43,287	£ 26,752					£ 33,069
Average exchange rate	1.3769	1.3090
Financial assets, carrying value	$ 808	$ 0
Financial liabilities, carrying value	(54)	(1,784)
Net financial assets (liabilities)	754	(1,784)
Sell EUR/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 35,020	$ 39,668		€ 29,390					€ 33,571
Average exchange rate	1.1916	1.1816
Financial assets, carrying value	$ 1,592	$ 0
Financial liabilities, carrying value	0	(1,736)
Net financial assets (liabilities)	1,592	(1,736)
Sell CAD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 31,478	$ 34,623			$ 39,274					$ 45,591
Average exchange rate	0.8015	0.7594
Financial assets, carrying value	$ 665	$ 0
Financial liabilities, carrying value	0	(1,111)
Net financial assets (liabilities)	665	(1,111)
Buy CAD/Sell USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 24,316	$ 15,336			$ 31,016					$ 21,669
Average exchange rate	0.7840	0.7077
Financial assets, carrying value	$ 92	$ 1,626
Financial liabilities, carrying value	(88)	0
Net financial assets (liabilities)	4	1,626
Sell AUD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 6,599	$ 5,332				$ 8,885					$ 7,387
Average exchange rate	0.7427	0.7218
Financial assets, carrying value	$ 161	$ 0
Financial liabilities, carrying value	(13)	(346)
Net financial assets (liabilities)	148	(346)
Sell MXN/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 7,279	$ 7,683					$ 151,791					$ 168,727
Average exchange rate	0.0480	0.0455
Financial assets, carrying value	$ 39	$ 28
Financial liabilities, carrying value	(11)	(693)
Net financial assets (liabilities)	$ 28	$ (665)